Segment Reporting - Elimination (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenue from External Customers
Revenue from external customers	$ 241,203,000	$ 216,080,000	$ 178,203,000
Intersegment elimination | Consumer Health | PRC
Revenue from External Customers
Revenue from external customers	$ (2,536,000)	$ (1,306,000)	$ (2,874,000)